Long-term debt, net of current portion	12 Months Ended
Mar. 31, 2012
Long-term debt, net of current portion

16. Long-term debt, net of current portion

Long-term debt comprises the following:

	Interest Rates %	Maturities	As of March 31,
			2011		2012
			(In millions)
Term loan from bank - US$	LIBOR + 4.00%	January 2014	Rs.	5,575	Rs.	6,365	US$	125
Term loan from bank - US$	LIBOR + 2.90%	December 2013 - December 2015		23,415		38,954		765
Term loan from bank - US$	LIBOR + 4.70%	July 2014 - July 2016		2,230		2,546		50
Term loan from bank - US$	LIBOR + 1.35%	September 2012 - March 2020		1,443		1,869		37
Term loan from bank - US$	LIBOR + 3.75%	November 2014 - November 2016		446		509		10
Term loan from bank - US$	LIBOR + 0.65%	September 2012 to July 2021		—		5,270		104
Term loan from bank - ZAR	JIBAR + 1.26%	May 2011		689		—		—
Term loan from bank - ZAR#	JIBAR + 4.75%	March - 2018		—		16,937		333
Term loan from bank - ZAR#	JIBAR + 6.75%	March - 2020		—		1,325		26
Term loan from Financial Institution - ZAR#	JIBAR + 4.75%	September - 2016 to March 2018		—		2,033		40
Term loan from bank - ZAR#	JIBAR + 5.21%	September - 2016		—		1,329		26
Term loan from Financial Institution - ZAR#	JIBAR + 2.50%	March - 2020		—		2,437		48
Term loan from Financial Institution - ZAR#	JIBAR + 6.00%	March - 2020		—		5,301		104
Term loan from bank - ZAR#	12.73% - Fixed	September - 2020		—		930		18
Term loan from Non-Controlling shareholders of Neotel - ZAR@	JIBAR + 2.50%			—		4,638		91
Loans from finance Company - US$	4% - Fixed	July 2012 - December 2016		299		963		19
Non convertible debentures *	9.50% - 11.70%	November 2012 - July 2019		19,500		11,500		226
Term loans from banks and finance Company	5.95% - 10.00%	April 2011 - March 2016		1,567		1,485		29

Total			Rs.	55,164	Rs.	104,391	US$	2,051

Less: Current portion of long-term debt				9,064		5,061		99

Long-term debt, net of current portion			Rs.	46,100	Rs.	99,330	US$	1,952

The scheduled maturity of long-term debt as of March 31, 2012 is set out as below:

	As at March 31, 2012
	(In millions)
Due in the years ending March 31,
2013	Rs.	5,061	US	$ 99
2014		18,483		363
2015		28,844		567
2016		17,130		337
2017		9,439		185
Thereafter		25,434		500

*	The non-convertible debentures to the extent of Rs. 8,500 million (US$ 167 million) are secured against the Company’s property plant and equipment with carrying amount of Rs. 15,671 million (US$ 308 million).

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The ZAR denominated loans of the Company to the extent of Rs. 30,292 million (US$ 595 million) are secured against the Property, Plant and Equipment’s, other non-current assets and current assets pertaining to South Africa Operations with carrying amount of Rs. 34,282 million (US$ 674 million).

@	As on March 31, 2012, loans from Neotel’s non-controlling shareholders of Rs. 4,638 million is payable upon settlement of all bank loans.

In Fiscal 2012, loans from SEPCO group’s non-controlling interest of Rs. 4,556 million have been converted into preference shares of SEPCO group. These preference shares are redeemable solely at the option of the issuer. The preference share carry cumulative dividends of JIBAR plus 2.5% distributable at the issuer’s option.